Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Homestead Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2023
Short-Term Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short-Term Bond Fund seeks a high level of income consistent with maintaining minimum fluctuation of principal by investing in high-quality, short-term debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 328% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	328.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any fee waiver or expense reimbursement, which, if applicable, is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in fixed-income securities that are in the three highest credit categories as ranked by a nationally recognized statistical rating organization (“NRSRO”) (for example, securities rated AAA, AA or A by Standard & Poor’s Corporation). These investments may include:•commercial paper•corporate bonds•U.S. Treasury securities•securities issued or guaranteed by U.S. Government entities, agencies or instrumentalities•municipal bonds•U.S. dollar-denominated debt securities of foreign issuers (Yankee Bonds)•asset-backed and mortgage-backed securitiesThe dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be three years or less.In selecting the portfolio holdings for the Fund, Homestead Advisers considers, among other factors, its outlook for the economy, monetary policy, interest rates and credit spreads, as well as company-specific factors such as improving credit quality, and relative value.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, you may lose money by investing in the Fund. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in “Description of Fund Risks” in the Prospectus. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund, market conditions and other factors. You should read all of the risk information presented below carefully, because any one or combination of these risks could adversely affect the Fund's return, the price of the Fund's shares or the Fund's yield.Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.Debt Securities RisksCredit risk: The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.Extension risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.Income Risk: The risk that the value of the Fund’s income fixed-income investments may be adversely affected by changes in interest rates and/or inflation. The value of the fund’s investments may decline due to falling or rising interest rates or other factors. In a rising interest rate environment, investors in fixed income securities may leave the fixed income investment market on a large scale, which could adversely affect the price of the fixed-income securities and reduce their liquidity. Increased redemption requests may force the fund to liquidate investments when it is not advantageous to do so. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. During market conditions in which short-term interest rates are at low levels it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.Interest rate risk: The risk that debt instruments will change in value because of actual or expected changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration, which means the value of the instrument will generally decline if interest rates increase. The value of debt instruments will also generally decline if inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Inflation rates may change frequently and significantly as a result of changes in the domestic or global economy or changes in fiscal or monetary policies.U.S. Government Securities Risk The risk that the value of U.S. Government securities can decrease due to changes in interest rates, statutory debt limit negotiations, default or changes to the financial condition or credit rating of the U.S. Government.Asset-Backed and Mortgage-Backed Securities Risk The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and CMOs, significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.Commercial Paper Risk Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.Corporate Bond Risk Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as interest rates, market perception of the creditworthiness of the issuer and general market liquidity.Municipal Bond Risk Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality.Foreign Risk Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.LIBOR Risk Historically LIBOR was the offered rate for wholesale unsecured funding available to major international banks. Since the U.K. Financial Conduct Authority (FCA) announced the cessation of the publication of the LIBOR rates, various governments have moved to create replacement rates such as the Secured Overnight Financing Rate (SOFR) and the Sterling Overnight Index Average (SONIA). As LIBOR played an important role in the terms of many investment, financing and other transactions as well as in determining payment obligations under derivative investments, the full effect of this change remains unknown. A majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. As such, the continued transition away from LIBOR may adversely affect the Fund's performance.Portfolio Turnover Risk The risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in the realization of taxable capital gains (including short-term capital gains, which are generally taxable at ordinary income rates to shareholders subject to tax when distributed by the Fund).Issuer Risk The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.Manager Risk The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund’s peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund’s ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager(s), including with other strategies and funds, does not guarantee future results for the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1-, 5-, and 10-year periods compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1-, 5-, and 10-year periods compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.258.3030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	homesteadfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund’s best and worst quarters were as follows:Best Quarter:Q2 2020 | 2.84%Worst Quarter:Q1 2022 | -3.27%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns periods ended 12/31/22
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund’s current yield, call 800.258.3030.
Short-Term Bond Fund | Short-Term Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
1 YR	rr_ExpenseExampleYear01	$ 78
3 YR	rr_ExpenseExampleYear03	243
5 YR	rr_ExpenseExampleYear05	422
10 YR	rr_ExpenseExampleYear10	$ 942
2013	rr_AnnualReturn2013	1.64%
2014	rr_AnnualReturn2014	1.56%
2015	rr_AnnualReturn2015	0.43%
2016	rr_AnnualReturn2016	1.75%
2017	rr_AnnualReturn2017	1.65%
2018	rr_AnnualReturn2018	1.69%
2019	rr_AnnualReturn2019	3.90%
2020	rr_AnnualReturn2020	5.42%
2021	rr_AnnualReturn2021	(1.11%)
2022	rr_AnnualReturn2022	(5.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
1 YR	rr_AverageAnnualReturnYear01	(5.72%)
5 YR	rr_AverageAnnualReturnYear05	0.76%
10 YR	rr_AverageAnnualReturnYear10	1.08%
Short-Term Bond Fund | Returns after taxes on distributions | Short-Term Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	(6.37%)
5 YR	rr_AverageAnnualReturnYear05	(0.15%)
10 YR	rr_AverageAnnualReturnYear10	0.30%
Short-Term Bond Fund | Returns after taxes on distributions and sale of fund shares | Short-Term Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	(3.38%)
5 YR	rr_AverageAnnualReturnYear05	0.23%
10 YR	rr_AverageAnnualReturnYear10	0.50%
Short-Term Bond Fund | ICE BofA 1-5 Year Corp./Gov. Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	(5.54%)
5 YR	rr_AverageAnnualReturnYear05	0.87%
10 YR	rr_AverageAnnualReturnYear10	1.01%